Deposits (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Maturities of certificates of deposit:
Less than 1 Year	$ 32,951
1-2 Years	16,547
2-3 Years	7,727
3-5 Years	3,729
Greater than 5 Years	5,769
Certificates of deposit	66,723	73,198
Interest Rates 0.50 percent to 0.99 percent
Maturities of certificates of deposit:
Less than 1 Year	27,892
1-2 Years	11,193
2-3 Years	877
3-5 Years	297
Greater than 5 Years
Certificates of deposit	40,259	42,698
Interest Rates 0.50 percent to 0.99 percent | Lower Range
Maturities of certificates of deposit:
Interest Rate	0.50%
Interest Rates 0.50 percent to 0.99 percent | Upper Range
Maturities of certificates of deposit:
Interest Rate	0.99%
Interest Rates 1.00 percent to 1.99 percent
Maturities of certificates of deposit:
Less than 1 Year	3,324
1-2 Years	953
2-3 Years	6,408
3-5 Years	3,315
Greater than 5 Years	3,715
Certificates of deposit	17,715	15,962
Interest Rates 1.00 percent to 1.99 percent | Lower Range
Maturities of certificates of deposit:
Interest Rate	1.00%
Interest Rates 1.00 percent to 1.99 percent | Upper Range
Maturities of certificates of deposit:
Interest Rate	1.99%
Interest Rates 2.00 percent to 2.99 percent
Maturities of certificates of deposit:
Less than 1 Year	1,313
1-2 Years	3,861
2-3 Years	409
3-5 Years	51
Greater than 5 Years	1,496
Certificates of deposit	7,130	10,746
Interest Rates 2.00 percent to 2.99 percent | Lower Range
Maturities of certificates of deposit:
Interest Rate	2.00%
Interest Rates 2.00 percent to 2.99 percent | Upper Range
Maturities of certificates of deposit:
Interest Rate	2.99%
Interest Rates 3.00 percent to 3.99 percent
Maturities of certificates of deposit:
Less than 1 Year	422
1-2 Years	494
2-3 Years
3-5 Years	12
Greater than 5 Years	558
Certificates of deposit	1,486	3,398
Interest Rates 3.00 percent to 3.99 percent | Lower Range
Maturities of certificates of deposit:
Interest Rate	3.00%
Interest Rates 3.00 percent to 3.99 percent | Upper Range
Maturities of certificates of deposit:
Interest Rate	3.99%
Interest Rates 4.00 percent to 4.99 percent
Maturities of certificates of deposit:
Less than 1 Year
1-2 Years	46
2-3 Years	33
3-5 Years	54
Greater than 5 Years
Certificates of deposit	$ 133	$ 394
Interest Rates 4.00 percent to 4.99 percent | Lower Range
Maturities of certificates of deposit:
Interest Rate	4.00%
Interest Rates 4.00 percent to 4.99 percent | Upper Range
Maturities of certificates of deposit:
Interest Rate	4.99%